AMORTIZATION OF INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
AMORTIZATION OF INTANGIBLE ASSETS

NOTE 18 – AMORTIZATION OF INTANGIBLE ASSETS

All of the Company’s current identified intangible assets were assumed upon consummation of the Empire acquisition on October 1, 2021. Identified intangible assets consisted of the following at the dates indicated below:

	September 30, 2022
	Gross carrying amount	Accumulated amortization	Carrying value	Estimated remaining useful life
Intellectual Property	$3,036,000	$(607,200)	$2,428,800	4.00 years
Customer List	2,239,000	(223,900)	2,015,100	9.00 years
Licenses	21,274,000	(2,127,400)	19,146,600	9.00 years
Total finite-lived intangibles	26,549,000	(2,958,500)	23,590,500
Total intangible assets, net	$26,549,000	$(2,958,500)	$23,590,500

Amortization expense for intangible assets was $739,625 and $0 for the three months ended September 30, 2022 and 2021, respectively. Amortization expense for intangible assets was $2,218,875 and $0 for the nine months ended September 30, 2022 and 2021, respectively. Total estimated amortization expense for our intangible assets for the years 2021 through 2026 is as follows:

Year ended December 31,
2022 (remaining)	$739,625
2023	2,958,500
2024	2,958,500
2025	2,958,500
2026	2,806,700
Thereafter	11,168,675

NOTE 19 – AMORTIZATION OF INTANGIBLE ASSETS

All of the Company’s current identified intangible assets were assumed upon consummation of the Empire acquisition on October 1, 2021. Identified intangible assets consisted of the following at the dates indicated below:

	December 31, 2021
	Gross carrying amount	Accumulated amortization	Carrying value	Estimated useful life
Intellectual Property	$3,036,000	$(151,800)	$2,884,200	5 years
Customer List	2,239,000	(55,975)	2,183,025	10 years
Licenses	21,274,000	(531,850)	20,742,150	10 years
Total finite-lived intangibles	26,549,000	(739,625)	25,809,375
Total intangible assets, net	$26,549,000	$(739,625)	$25,809,375

The weighted-average amortization period for intangible assets we acquired during the year ended December 31, 2021 was approximately 9.43 years. There were no intangible assets acquired during the year ended December 31, 2020.

Amortization expense for intangible assets was $739,625 and $0 for the years ended December 31, 2021 and 2020, respectively. Total estimated amortization expense for our intangible assets for the years 2021 through 2026 is as follows:

Year ended December 31,
2022	$2,958,500
2023	2,958,500
2024	2,958,000
2025	2,958,000
2026	2,806,700
Thereafter	11,168,675